Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective income tax rate	12.40%	(1.60%)	(1.10%)	(2.60%)	(0.20%)
Release of portion of valuation allowance	$ 3.0